Accounts receivable, net (Details - Accounts receivable) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Receivables [Abstract]
Accounts receivable	$ 16,913,692	$ 14,141,543
Less: allowance for credit losses	(70,000)	(70,000)
Total accounts receivable	$ 16,843,692	$ 14,071,543